Financial Risk Management Objectives and Policies - Schedule of Other Comprehensive Income with No Impact on Profit and Loss (Detail) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
USD statement of financial position exposure
SES Americas	€ 700	$ 700	€ 225	$ 225
SES Netherlands	889	889	1,797	1,797
MX1 Limited, Israel	(16)	16	(17)	17
Total	7,468	7,468	2,039	2,039
Hedged with
US Bonds	250	250	€ 250	250
Other external borrowings | $				0
Total | $		800		$ 250
Intelsat Jackson Holdings Sarl Hedged Portion Exposure | $		5,863
Hedge With Term Loan Agreement	€ 550	$ 550
Hedged proportion	11.00%	11.00%	12.00%	12.00%
Amount in EUR million at closing rate of 1.04 [Member]
USD statement of financial position exposure
SES Americas	€ 596		€ 217
SES Netherlands	756		1,730
MX1 Limited, Israel	13		16
Total	6,356		1,963
Hedged with
US Bonds	213		241
Total	681		241
Intelsat Jackson Holdings Sarl Hedged Portion Exposure	4,991
Hedge With Term Loan Agreement	468
Amount in EUR million at rate of 1.25 [Member]
USD statement of financial position exposure
SES Americas	497		180
SES Netherlands	630		1,438
MX1 Limited, Israel	11		14
Total	5,296		1,632
Hedged with
US Bonds	177		200
Total	567		200
Intelsat Jackson Holdings Sarl Hedged Portion Exposure	4,158
Hedge With Term Loan Agreement	390
Absolute difference without hedging	(1,059)		(331)
Absolute difference with hedging	(946)		(291)
Amount in EUR million at rate of 0.83 [Member]
USD statement of financial position exposure
SES Americas	745		272
SES Netherlands	945		2,166
MX1 Limited, Israel	17		20
Total	7,944		2,458
Hedged with
US Bonds	266		301
Total	851		301
Intelsat Jackson Holdings Sarl Hedged Portion Exposure	6,237
Hedge With Term Loan Agreement	585
Absolute difference without hedging	1,589		494
Absolute difference with hedging	€ 1,419		€ 433